Business segment information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net Total Sales	$ 14,801	$ 15,590	$ 13,096
Net Total Sales, percent	100.00%	100.00%	100.00%
UNITED STATES
Net Total Sales	$ 8,340	$ 9,732	$ 7,453
Net Total Sales, percent	56.00%	62.00%	57.00%
GERMANY
Net Total Sales	$ 4,602	$ 3,666	$ 3,613
Net Total Sales, percent	31.00%	24.00%	28.00%
The P R C [Member]
Net Total Sales	$ 1,322	$ 1,403	$ 1,288
Net Total Sales, percent	9.00%	9.00%	10.00%
Total [Member]
Net Total Sales	$ 14,264	$ 14,801	$ 12,354
Net Total Sales, percent	96.00%	95.00%	95.00%